Financial gain (loss) (Tables)	9 Months Ended
Sep. 30, 2025
Financial Income (Loss) [Abstract]
Disclosure of net financial income (loss)	The financial loss breaks down as follows:

(amounts in thousands of euros)
FINANCIAL GAIN (LOSS)	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2024	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2025	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2024	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2025
Interest on bond loans	(2,194)	(1,783)	(3,559)	(5,919)
Interest on convertible loan notes	(1,422)	(694)	(4,290)	(3,422)
Interest on conditional advances and PGE	(12)	(14)	(73)	(58)
Interest on royalty certificates	(1,090)	(1,707)	(3,023)	(3,758)
Interest on lease liabilities	(18)	(15)	(43)	(51)
(Increase) / decrease in derivatives fair value	(699)	(29,544)	(1,221)	(29,935)
Increase / (decrease) in other liabilities / (assets) at fair value through profit and loss	(701)	(37,354)	(609)	(36,015)
Increase / (decrease) in other liabilities / (assets) at amortized cost	—	(12,818)	—	(11,878)
Transaction costs	—	—	(1,606)	—
Foreign exchange losses	(2,323)	(9,113)	(2,154)	(11,419)
Other financial expense	(15)	(8)	(49)	(21)
Financial expenses	(8,474)	(93,051)	(16,627)	(102,478)
Interest income	1,983	3,361	6,794	4,410
(Increase) / decrease in derivatives fair value	1,137	3,639	139	3,620
Increase / (decrease) in other liabilities (assets) at fair value through profit and loss	—	454	—	916
Effect of unwinding the discount related to advances made to CROs	169	173	520	536
Day-one gain on recognition of financial liabilities	147	1,262	442	1,557
Foreign exchange gains	0	11,516	2,054	11,705
Financial income	3,436	20,404	9,949	22,743
Financial gain (loss)	(5,037)	(72,647)	(6,679)	(79,735)